Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic EPS
Net income attributable to parent company as reported	$ 3,960	$ 2,000	$ 1,106
Weighted average number of shares outstanding	905,606,885	904,332,429	894,578,477
Basic EPS	$ 4.37	$ 2.21	$ 1.24
Diluted EPS
Net income attributable to parent company as reported	$ 3,960	$ 2,000	$ 1,106
add-back interest expense, net of income tax effect	2
Net income attributable to parent company as adjusted	$ 3,962	$ 2,000	$ 1,106
Weighted average number of shares outstanding	905,606,885	904,332,429	894,578,477
Dilutive effect of stock awards	6,789,662	9,107,124	8,860,216
Dilutive effect of convertible bonds	33,825,000	11,402,645	16,291,279
Number of shares used in calculating diluted EPS	946,221,547	924,842,198	919,729,972
Diluted EPS	$ 4.19	$ 2.16	$ 1.20